Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Loans and Borrowings Table [Abstract]
Schedule of loans and borrowings
	At December 31	At December 31
	2022	2021
	£’000	£’000
Current
Stocking loans	161,592	169,170
Subscription facilities	14,983	10,188
Secured asset financing	1,479	-
Bank loans	30	635
Mortgages	-	547
	178,084	180,540
Non-current
Stocking loans	-	8,809
Subscription facilities	-	56,987
Secured asset financing	4,113	-
Bank loans	-	815
Mortgages	-	1,502
	4,113	68,113

Total loans and borrowings	182,197	248,653